Subsequent events	12 Months Ended
Dec. 31, 2023
Subsequent events
Subsequent events

(22) Subsequent events

On January 3, 2024 it was announced that CEO Dr. Werner Lanthaler has decided to step down as CEO effective immediately and will not continue to serve until the end of his current term. Dr. Mario Polywka, former COO and member of the Supervisory Board, stepped in as interim CEO until June 30, 2024.

On April 24, 2024 as part of the publication of the 2023 Annual Results, the Group announced that it was currently assessing its current footprint and activities. As of June 30, 2024, the Group has recognized a provision of k€ (64,527) to cover the expected and estimated costs associated with the reorganization.

The Supervisory Board of Evotec SE has appointed Aurélie Dalbiez as new Chief People Officer with effect from June 15, 2024.

The Supervisory Board of Evotec SE has appointed Dr. Christian Wojczewski as new Chief Executive Officer with effect from July 1, 2024.

On February 7, 2024, the Management Board approved the commencement of an internal performance review and priority reset which will focus on right sizing the organization and returning to a sustainable growth track.

On July 30, 2024, Evotec signed a syndicated loan facility in the amount of €250 million with a consortium of major international financial institutions to support ongoing operations and strategic initiatives for future growth.

On August 6, 2024, Evotec issued an updated guidance for FY2024. The Group expects revenue to be in the range of €790 million to €820 million (previously low to mid-single digit percentage growth of 2023 revenue (2023: €781.4 million)), an adjusted EBITDA in the range of €15 million to €35 million (previously mid-double digit percentage growth of 2023 adjusted EBITDA (2023: €66.4 million)) and unpartnered R&D expenditures in the range of €50 million to €60 million (previously mid-single to low double digit percentage reduction of 2023 unpartnered R&D expenditures (2023: €64.8 million)).

Some of the Group’s borrowing is subject to covenants based on Net Debt leverage. The Group has determined that it would not meet some of those covenants as of June 30, 2024 and September 30, 2024, and has subsequently obtained waivers before June 30, 2024. The Group expects to meet its financial covenants in the following periods going forward.

Hamburg, August 14, 2024

Dr. Christian Wojczewski	Aurélie Dalbiez	Dr. Cord Dohrmann

Dr Matthias Evers	Dr. Craig Johnstone	Laetitia Rouxel